Discontinued Operations - Gain on Sale of Vessels 2024 (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
M/V Akadimos [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	$ 80,000
Vessel disposals	(62,030)
Other sale expenses	(1,560)
Gain / (loss) on sale of vessels	(16,410)
M/V Seattle Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	13,200
Vessel disposals	(12,939)
Other sale expenses	(269)
Gain / (loss) on sale of vessels	8
M/V Fos Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	13,200
Vessel disposals	(12,931)
Other sale expenses	(284)
Gain / (loss) on sale of vessels	15
M/V Long Beach Express [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	13,050
Vessel disposals	(12,789)
Other sale expenses	(261)
Gain / (loss) on sale of vessels	0
M/V Athenian [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	51,000
Vessel disposals	(44,833)
Other sale expenses	(1,029)
Gain / (loss) on sale of vessels	(5,138)
M/V Athos [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	51,000
Vessel disposals	(44,760)
Other sale expenses	(1,029)
Gain / (loss) on sale of vessels	(5,211)
M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	51,000
Vessel disposals	(45,105)
Other sale expenses	(1,029)
Gain / (loss) on sale of vessels	(4,866)
M/V Hyundai Premium [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(34,626)
Other sale expenses	(1,825)
Gain / (loss) on sale of vessels	(24,199)
M/V Hyundai Paramount [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(34,736)
Other sale expenses	(1,825)
Gain / (loss) on sale of vessels	(24,089)
M/V Hyundai Prestige [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	60,650
Vessel disposals	(34,908)
Other sale expenses	(1,825)
Gain / (loss) on sale of vessels	(23,917)
Total [Member]
Property, Plant and Equipment [Line Items]
Sale price agreed in Memorandum of Agreement	454,400
Vessel disposals	(339,657)
Other sale expenses	(10,936)
Gain / (loss) on sale of vessels	$ (103,807)